May 5, 2022	ATTORNEYS AT LAW 777 EAST WISCONSIN AVENUE, SUITE 3800 MILWAUKEE, WISCONSIN 53202-5306 414.271.2400 TEL 414.297.4900 FAX www.foley.com WRITER’S DIRECT LINE 414.297.5596 pfetzer@foley.com EMAIL
Via Edgar
Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:	Cruiser Capital Advisors, LLC – Revised Preliminary Proxy Statement

Ladies and Gentlemen:

On behalf of Cruiser Capital Advisors, LLC, Metamorphosis VI LLC, Keith M. Rosenbloom, Patrick E. Gottschalk and Mark R. Bassett Kenneth Haller (the “Reporting Parties”), pursuant to Rule 14a-6 of the Securities Exchange Act of 1934, we are transmitting for filing the Reporting Parties’ amended preliminary proxy statement and amended form of BLUE proxy card (under the cover page required by Rule 14a-6(m) and Schedule 14A) for use in conjunction with the annual meeting of stockholders for American Vanguard Corporation.  The annual meeting has been set for June 1, 2022.
This filing is being effected by direct transmission to the EDGAR System.
Please call the undersigned at (414) 297‑5596 should you have any questions regarding this filing.
Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer
Enclosures

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